Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund	Dec. 30, 2022
Fidelity SAI International Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.88%
Since Inception	27.93%
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.23%
Since Inception	27.22%
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.11%
Since Inception	21.59%
IXXJI
Average Annual Return:
Past 1 year	13.43%
Since Inception	28.51%	[1]

[1]	A From May 12, 2020